Personnel expenses - Summary of Information About Employee Benefit Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Salaries and social security expense	SFr 11,088	SFr 10,513
Independent contractors fees	0	320
Share-based payment expense	814	2,186
Service cost for other benefit obligations	(64)	(21)
Total personnel expenses	SFr 11,838	SFr 12,998